AMERICAN CENTURY GOVERNMENT INCOME TRUST

PROSPECTUS SUPPLEMENT (INVESTOR CLASS)

CAPITAL PRESERVATION * GOVERNMENT AGENCY MONEY MARKET
SHORT-TERM TREASURY * INTERMEDIATE-TERM TREASURY * LONG-TERM TREASURY
INFLATION-ADJUSTED TREASURY * SHORT-TERM GOVERNMENT * GNMA

Supplement dated January 18, 2000 * Prospectus dated August 1, 1999

The following replaces the paragraph and chart under "What are the funds'
primary investment strategies and principal risks?" on page 2 of the Investor
Class Prospectus.

The funds invest most of their assets in debt securities issued by the U.S.
government or its agencies or instrumentalities. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 10.

Fund                     Primary Investments                Principal Risks
------------------------------------------------------------------------------
Capital Preservation     Very short-term U.S.               Lowest interest
                         Treasury securities                rate risk

Government Agency        Very short-term U.S.
Money Market             government securities              Lowest credit risk

                                                            Lowest interest
                                                            rate risk

Short-Term Treasury      U.S. Treasury securities           Low interest rate
                         that mature in three years         risk
                         or less

Intermediate-Term        U.S. Treasury securities that      Moderate interest
Treasury                 mature in three years or more      rate risk

Long-Term Treasury       U.S. Treasury securities that      High interest
                         mature in 10 years or more         rate risk

Short-Term Government    U.S. government securities that    Low credit risk
                         mature in three years or less
                                                            Low interest rate
                                                            risk

GNMA Fund                Ginnie Maes, which are mortgage-   High interest
                         backed securities issued           rate risk
                         by Government National
                         Mortgage Association               Low credit risk

Inflation-Adjusted       Inflation-indexed U.S. Treasury    Moderate interest
Treasury                 securities                         rate risk

The following replaces the highest and lowest quarterly return chart on page 3 of the Investor Class Prospectus.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    Highest                Lowest
--------------------------------------------------------------------------------
Capital Preservation                2.12% (2Q 1989)        0.63% (2Q 1993)

Government Agency Money Market      2.06% (1Q 1990)        0.65% (2Q 1993)

The following replaces the third paragraph on page 12 of the Investor Class
Prospectus.

The fund may buy traditional U.S. Treasury securities that are not inflation-indexed.

In addition, the fund also may buy inflation-indexed securities issued by the
U.S. government agencies and government-sponsored organizations. The fund may invest up to 35% of its total assets in these securities.

The following replaces the third paragraph on page 14 of the Investor Class
Prospectus. The fifth paragraph on this page is deleted.

The fund also may buy U.S. government securities. The U.S. government, its agencies and instrumentalities issue  these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.

The section entitled "Inflation Risk" on page 16 of the Investor Class
Prospectus is deleted.

The last column entitled "Inflation Risk" in the chart on page 17 of the
Investor Class Prospectus is deleted.

The following replaces the fifth paragraph on page 19 of the Investor Class
Prospectus.

Casey Colton

Mr. Colton, Vice President and Portfolio Manager, has been a member of the GNMA team since January 1994.  Mr. Colton joined American Century in 1990. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered
Financial Analyst and a Certified Public Accountant.

The following replaces the seventh paragraph on page 19 of the Investor Class
Prospectus.

David W. Schroeder

Mr. Schroeder, Vice President and Portfolio Manager, supervises the American
Century Government Income Trust team and has been a member of the Short-Term
Treasury team since 1992 and the Short-Term Government team since 1995. He also is a member of the Intermediate-Term Treasury, Long-Term Treasury and
Inflation-Adjusted Treasury teams. He joined American Century in 1990. He holds a bachelor of arts from Pomona College.

Robert V. Gahagan

Mr. Gahagan, Vice President and Portfolio Manager, has been a member of the
Short-Term Treasury team since 1996 and the Short-Term Government team since
1990. He is also a member of the Intermediate-Term Treasury team. He joined
American Century in 1983. He holds a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

Michael J. Shearer

Mr. Shearer, Vice President and Director-Fixed-Income Quantitative Strategies,
has been a member of the Short-Term Government team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. Prior to that he was pursuing and received a doctorate in mathematics from the University of
California-Los Angeles. He also holds a bachelor's degree in applied mathematics and a master's degree in mathematics from UCLA.

SH-SPL-19271  0001

AMERICAN CENTURY GOVERNMENT INCOME TRUST

PROSPECTUS SUPPLEMENT (ADVISOR CLASS)

GOVERNMENT AGENCY MONEY MARKET * SHORT-TERM TREASURY
INTERMEDIATE-TERM TREASURY * LONG-TERM TREASURY
INFLATION-ADJUSTED TREASURY * SHORT-TERM GOVERNMENT * GNMA

Supplement dated January 18, 2000 * Prospectus dated August 1, 1999

The following replaces the paragraph and chart under "What are the funds'
primary investment strategies and  principal risks?" on page 2 of the Advisor
Class Prospectus.

The funds invest most of their assets in debt securities issued by the U.S.
government or its agencies or instrumentalities. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 6.

Fund                     Primary Investments                   Principal Risks
-------------------------------------------------------------------------------
Government Agency        Very short-term U.S. government       Lowest credit
Money Market             securities                            risk

                                                               Lowest interest
                                                               rate risk

Short-Term Treasury      U.S. Treasury securities that         Low interest
                         mature in three years or less         rate risk

Intermediate-Term        U.S. Treasury securities that         Moderate interest
Treasury                 mature in three years or more         rate risk

Long-Term Treasury       U.S. Treasury securities that         High interest
                         mature in 10 years or more            rate risk

Short-Term Government    U.S. government securities that       Low credit risk
                         mature in three years or less
                                                               Low interest
                                                               rate risk

GNMA Fund                Ginnie Maes, which are mortgage-      High interest
                         backed securities                     rate risk
                         issued by Government National
                         Mortgage Association                  Low credit risk

Inflation-Adjusted       Inflation-indexed                     Moderate interest
Treasury securities      U.S. Treasury                         rate risk

The following replaces the section "What is the difference between the three funds?" on page 7 of the Advisor Class Prospectus.

WHAT IS THE DIFFERENCE BETWEEN THE THREE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                   Expected Weighted Average Maturity Range
---------------------------------------------------------------------------
Short-Term Treasury                13 months-3 years

Intermediate-Term Treasury         3-10 years

Long-Term Treasury                 10-30 years

The following replaces the third paragraph on page 8 of the Advisor Class
Prospectus.

The fund may buy traditional U.S. Treasury securities that are not inflation-indexed.

In addition, the fund also may buy inflation-indexed securities issued by the
U.S. government agencies and government-sponsored organizations. The fund may invest up to 35% of its total assets in these securities.

The following replaces the third paragraph on page 10 of the Advisor Class
Prospectus. The fifth paragraph on this page is deleted.

The fund also may buy U.S. government securities. The U.S. government, its agencies and instrumentalities issue  these securities. These securities include mortgage-backed securities. The U.S. government's financial support of  these agencies and instrumentalities varies.

The section entitled "Inflation Risk" on page 12 of the Advisor Class Prospectus is deleted.

The last column entitled "Inflation Risk" in the chart on page 13 of the Advisor
Class Prospectus is deleted.

The following replaces the fifth paragraph on page 15 of the Advisor Class
Prospectus.

CASEY COLTON

Mr. Colton, Vice President and Portfolio Manager, has been a member of the GNMA team since January 1994.  Mr. Colton joined American Century in 1990. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered
Financial Analyst and a Certified Public Accountant.

The following replaces the seventh paragraph on page 15 of the Advisor Class
Prospectus.

DAVID W. SCHROEDER

Mr. Schroeder, Vice President and Portfolio Manager, supervises the American
Century Government Income Trust team and has been a member of the Short-Term
Treasury team since 1992 and the Short-Term Government team since 1995. He also is a member of the Intermediate-Term Treasury, Long-Term Treasury and
Inflation-Adjusted Treasury teams. He joined American Century in 1990. He holds a bachelor of arts from Pomona College.

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Portfolio Manager, has been a member of the
Short-Term Treasury team since 1996 and the Short-Term Government team since
1990. He is also a member of the Intermediate-Term Treasury team. He joined
American Century in 1983. He holds a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

MICHAEL J. SHEARER

Mr. Shearer, Vice President and Director-Fixed-Income Quantitative Strategies,
has been a member of the Short-Term Government team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. Prior to that he was pursuing and received a doctorate in mathematics from the University of
California-Los Angeles. He also holds a bachelor's degree in applied mathematics and a master's degree in mathematics from UCLA.

SH-SPL-19479  0001